Particulars of Employees	6 Months Ended
Dec. 31, 2019
Disclosure of additional information [Abstract]
Particulars of Employees
Particulars of Employees

	Six Months Ended 31 December
	2019	2018
The average number of staff employed by the group during the period:
Number of operational staff	5,405	4,726
Number of administrative staff	571	473
Number of management staff	8	7
Total	5,984	5,206